UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1512

                              Oppenheimer Capital Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  FEBRUARY 29, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--37.9%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--4.7%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--0.2%
 Autoliv, Inc.                                         116,500   $    5,170,270
--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.0%
 Mattel, Inc.                                           17,500          332,500
--------------------------------------------------------------------------------
 MEDIA--0.4%
 EchoStar Communications Corp., Cl. A 1,2              235,000        8,488,200
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B                                   100,000        3,846,000
                                                                 ---------------
                                                                     12,334,200

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--4.1%
 CSK Auto Corp. 1,3                                  6,249,250      120,485,540
--------------------------------------------------------------------------------
 CONSUMER STAPLES--5.1%
--------------------------------------------------------------------------------
 FOOD PRODUCTS--0.2%
 General Mills, Inc. 2                                  50,000        2,299,000
--------------------------------------------------------------------------------
 Sara Lee Corp.                                        105,000        2,291,100
                                                                 ---------------
                                                                      4,590,100

--------------------------------------------------------------------------------
 TOBACCO--4.9%
 Altria Group, Inc. 2                                2,050,000      117,977,500
--------------------------------------------------------------------------------
 Loews Corp./Carolina Group                          1,000,000       28,430,000
                                                                 ---------------
                                                                    146,407,500

--------------------------------------------------------------------------------
 ENERGY--1.7%
--------------------------------------------------------------------------------
 OIL & GAS--1.7%
 BP plc, ADR 2                                         475,000       23,370,000
--------------------------------------------------------------------------------
 ChevronTexaco Corp. 2                                     100            8,835
--------------------------------------------------------------------------------
 ConocoPhillips                                          3,000          206,610
--------------------------------------------------------------------------------
 Enbridge Energy Management LLC 3                      555,399       26,292,589
                                                                 ---------------
                                                                     49,878,034

--------------------------------------------------------------------------------
 FINANCIALS--12.2%
--------------------------------------------------------------------------------
 COMMERCIAL BANKS--4.0%
 Charter One Financial, Inc.                           750,000       27,165,000
--------------------------------------------------------------------------------
 FleetBoston Financial Corp. 2                         415,000       18,687,450
--------------------------------------------------------------------------------
 U.S. Bancorp                                        1,250,000       35,662,500
--------------------------------------------------------------------------------
 Washington Mutual, Inc. 2                             840,000       37,749,600
                                                                 ---------------
                                                                    119,264,550


                      9 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--2.2%
 Citigroup, Inc. 2                                   1,330,000   $   66,845,800
--------------------------------------------------------------------------------
 INSURANCE--4.8%
 ACE Ltd.                                              775,000       34,844,000
--------------------------------------------------------------------------------
 Everest Re Group Ltd. 2                             1,000,000       87,390,000
--------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A              500,000        9,080,000
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                150,000       11,499,000
                                                                 ---------------
                                                                    142,813,000


--------------------------------------------------------------------------------
 REAL ESTATE--0.6%
 Anthracite Capital, Inc.                            1,000,000       12,440,000
--------------------------------------------------------------------------------
 Heritage Property Investment Trust                    132,500        3,943,200
                                                                 ---------------
                                                                     16,383,200

--------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.6%
 Radian Group, Inc.                                    427,500       18,681,750
--------------------------------------------------------------------------------
 HEALTH CARE--1.2%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--0.2%
 Wyeth 2                                               175,000        6,912,500
--------------------------------------------------------------------------------
 PHARMACEUTICALS--1.0%
 Abbott Laboratories                                   100,000        4,280,000
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                     150,000        7,212,000
--------------------------------------------------------------------------------
 Pfizer, Inc.                                          505,600       18,530,240
                                                                 ---------------
                                                                     30,022,240

--------------------------------------------------------------------------------
 INDUSTRIALS--3.9%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.8%
 Lockheed Martin Corp. 2                               250,000       11,570,000
--------------------------------------------------------------------------------
 Raytheon Co. 2                                      1,200,000       36,480,000
--------------------------------------------------------------------------------
 TRW Automotive Holdings Corp. 1                       200,000        5,000,000
                                                                 ---------------
                                                                     53,050,000

--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.8%
 Cendant Corp. 1                                       993,555       22,553,699
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--1.3%
 Tyco International Ltd. 2                           1,369,600       39,129,472
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--0.2%
--------------------------------------------------------------------------------
 IT SERVICES--0.2%
 CSG Systems International, Inc. 1                     265,000        3,710,000
--------------------------------------------------------------------------------
 Unisys Corp. 1                                        230,000        3,249,900
                                                                 ---------------
                                                                      6,959,900


                      10 | OPPENHEIMER CAPITAL INCOME FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 MATERIALS--0.4%
--------------------------------------------------------------------------------
 CHEMICALS--0.3%
 Du Pont (E.I.) de Nemours & Co. 2                      50,000   $    2,254,500
--------------------------------------------------------------------------------
 Lyondell Chemical Co.                                 251,000        4,470,310
--------------------------------------------------------------------------------
 Praxair, Inc.                                          82,500        2,996,400
                                                                 ---------------
                                                                      9,721,210

--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.0%
 Smurfit-Stone Container Corp. 1,2                      55,000        1,020,800
--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.1%
 Sappi Ltd., Sponsored ADR                             200,000        2,740,000
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.4%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
 CenturyTel, Inc.                                      110,000        3,142,700
--------------------------------------------------------------------------------
 SBC Communications, Inc. 2                            125,000        3,001,250
--------------------------------------------------------------------------------
 Verizon Communications, Inc. 2                        100,000        3,833,000
                                                                 ---------------
                                                                      9,976,950

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.0%
 AT&T Corp. 2                                           45,000          901,350
--------------------------------------------------------------------------------
 UTILITIES--8.1%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.0%
 PG&E Corp. 1                                           50,000        1,408,500
--------------------------------------------------------------------------------
 GAS UTILITIES--7.7%
 Kinder Morgan Management LLC                        2,792,500      120,412,600
--------------------------------------------------------------------------------
 Kinder Morgan, Inc.                                 1,750,000      107,992,500
                                                                 ---------------
                                                                    228,405,100

--------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.4%
 Equitable Resources, Inc.                             250,000       10,772,500
                                                                 ---------------
 Total Common Stocks (Cost $744,013,425)                          1,126,760,665

--------------------------------------------------------------------------------
 PREFERRED STOCKS--8.4%
--------------------------------------------------------------------------------
 AES Trust III, 6.75% Cv.                                7,800          329,160
--------------------------------------------------------------------------------
 Allied Waste Industries, Inc., 6.25% Cv.
 Sr., Non-Vtg.                                          87,500        6,256,250
--------------------------------------------------------------------------------
 CenterPoint Energy, Inc., 2% Cv. Zero-Premium
 Exchangeable Sub. Nts.                              1,000,000       33,475,000
--------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc., 2% Cv.
 (cv. into Regency Centers Corp. common stock)         262,500       10,206,525
--------------------------------------------------------------------------------
 Constellation Brands, Inc., 5.75% Cv.                  75,000        2,238,000
--------------------------------------------------------------------------------
 Emmis Communications Corp., 6.25% Cum. Cv.,
 Series A, Non-Vtg                                     400,000       19,568,400
--------------------------------------------------------------------------------
 Equity Securities Trust I/Cablevision Systems
 Corp., 6.50% Cv., Series CVC (exchangeable into
 Cablevision NY Group, Cl. A common stock)           1,000,000       26,680,000


                      11 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 PREFERRED STOCKS Continued
--------------------------------------------------------------------------------
 McKesson Financing Trust, 5% Cum. Cv., Non-Vtg.       117,500   $    5,830,938
--------------------------------------------------------------------------------
 National Australia Bank Ltd., ExCaps (each ExCap
 consists of $25 principal amount of 7.875%
 Perpetual Capital Security and a purchase contract
 entitling the holder to exchange ExCaps for
 ordinary shares of the Bank) 4                        336,700       13,501,670
--------------------------------------------------------------------------------
 Prudential Financial, Inc./Prudential Financial
 Capital Trust I, 6.75% Cum. Cv. Equity Security
 Units (each unit has a stated amount of $50 and
 consists of a contract to purchase Prudential
 Financial, Inc. common stock and a redeemable
 capital security of Prudential Financial Capital
 Trust I), Non-Vtg. 4                                  262,500       18,516,750
--------------------------------------------------------------------------------
 Sempra Energy, 8.50% Cv. Equity Units (each
 equity unit consists of income equity units, each
 has a stated value of $25 and consists of a
 purchase contract to purchase Sempra Energy common
 stock and $25 principal amount of Sempra Energy,
 5.60% sr. nts., 5/17/07) 4                            675,000       19,446,750
--------------------------------------------------------------------------------
 Six Flags, Inc., 7.25% Cum. Cv. Preferred Income
 Equity Redeemable Shares, Non-Vtg.                    675,000       16,065,000
--------------------------------------------------------------------------------
 Travelers Property Casualty Corp., 4.50% Cv. Jr.
 Unsec. Sub. Nts.                                    1,175,000       30,056,500
--------------------------------------------------------------------------------
 United Rentals Trust I, 6.50% Cv. Quarterly Income
 Preferred Securities                                  550,000       23,993,750
--------------------------------------------------------------------------------
 UnumProvident Corp., 8.25% Cv.                        250,000        8,037,500
--------------------------------------------------------------------------------
 Washington Mutual, Inc., 5.375% Cum. Cv. Units
 (each unit consists of one preferred stock and one
 warrant to purchase shares of Washington Mutual,
 Inc.), Non-Vtg. 4                                     225,000       13,565,250
--------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec.
 Sub. Debs.                                             40,000        2,560,000
                                                                 ---------------
 Total Preferred Stocks (Cost $221,418,585)                         250,327,443


                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--9.0%
--------------------------------------------------------------------------------
 CIT Equipment Collateral, Equipment
 Receivable-Backed Nts., Series 2003-EF1,
 Cl. A2, 1.49%, 12/20/05                          $  1,470,000        1,472,293
--------------------------------------------------------------------------------
 Fannie Mae Whole Loan, Gtd. Real Estate Mtg.
 Investment Conduit Pass-Through Certificates,
 Trust 2003-W6, Cl. 2A1, 2.232%, 9/25/42             5,071,928        5,075,365
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 5.50%, 1/1/34                                       1,648,318        1,689,156
 5.50%, 3/15/34 6                                    8,382,000        8,581,073
 7%, 9/1/33-11/1/33                                  7,323,421        7,790,884
 8%, 4/1/16                                          1,469,267        1,581,926
 9%, 8/1/22-5/1/25                                     412,269          460,045
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Collateralized
 Mtg. Obligations, Gtd. Multiclass Mtg.
 Participation Certificates, Series 1669,
 Cl. G, 6.50%, 2/15/23                               1,631,090        1,663,889
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate
 Mtg. Investment Conduit Multiclass Pass-Through
 Certificates:
 Series 2491, Cl. PE, 6%, 12/15/27                   2,030,000        2,066,675
 Series 2498, Cl. PC, 5.50%, 10/15/14                  620,000          637,000
 Series 2500, Cl. FD, 1.594%, 3/15/32 5              1,142,201        1,150,995
 Series 2526, Cl. FE, 1.494%, 6/15/29 5              1,244,136        1,247,108


                      12 | OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real
 Estate Mtg. Investment Conduit Multiclass
 Pass-Through Certificates: Continued
 Series 2551, Cl. FD, 1.494%, 1/15/33 5           $  1,069,318   $    1,074,082
 Series 2551, Cl. TA, 4.50%, 2/15/18                 2,868,676        2,896,534
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only
 Stripped Mtg.-Backed Security:
 Series 176, Cl. IO, (4.769)%, 6/1/26 7              1,655,615          301,603
 Series 177, Cl. B, (7.023)%, 7/1/26 7               2,864,352          438,729
 Series 183, Cl. IO, (5.073)%, 4/1/27 7              2,749,957          404,764
 Series 184, Cl. IO, (3.602)%, 12/1/26 7             2,636,630          429,744
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured
 Pass-Through Securities, Collateralized Mtg.
 Obligations:
 Series H006, Cl. A1, 1.724%, 4/15/08                  524,388          522,676
 Series T-42, Cl. A2, 5.50%, 2/25/42                   493,026          498,016
--------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5%, 3/15/34 6                                      24,314,000       24,359,589
 5.50%, 7/1/33-12/1/34                              14,532,731       14,883,582
 5.50%, 3/13/34 6                                   18,120,000       18,539,025
 6.50%, 3/1/34 6                                    52,676,000       55,408,568
 7%, 7/1/32-11/1/33                                  7,451,567        7,954,698
 7%, 3/1/34 6                                       83,192,000       88,365,544
 8.50%, 7/1/32                                         401,480          434,302
--------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized
 Mtg. Obligations, Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates:
 Trust 2002-73, Cl. PA, 5%, 1/25/17                  1,860,356        1,874,887
 Trust 2002-77, Cl. WF, 1.494%, 12/18/32 5           1,800,370        1,806,892
 Trust 2002-94, Cl. MA, 4.50%, 8/25/09               2,886,502        2,928,336
 Trust 2003-81, Cl. PA, 5%, 2/25/12                  1,080,960        1,105,791
--------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates
 Interest-Only Stripped Mtg.-Backed Security:
 Trust 2002-47, Cl. NS, 12.478%, 4/25/32 7           3,807,779          380,549
 Trust 2002-51, Cl. S, 12.477%, 8/25/32 7            3,496,063          349,830
--------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only
 Stripped Mtg.-Backed Security:
 Trust 222, Cl. 2, (4.789)%, 6/1/23 7                3,468,391          563,326
 Trust 240, Cl. 2, (6.096)%, 9/1/23 7                5,671,940          948,862
 Trust 252, Cl. 2, (7.696)%, 11/1/23 7               3,977,491          739,404
 Trust 254, Cl. 2, (4.319)%, 1/1/24 7                1,961,380          372,170
 Trust 273, Cl. 2, (3.778)%, 7/1/26 7                1,188,908          192,020
 Trust 2002-52, Cl. SD, 14.526%, 9/25/32 7           4,875,950          453,555
--------------------------------------------------------------------------------
 Government National Mortgage Assn.,
 8.50%, 8/15/17-12/15/17                               492,932          548,769
--------------------------------------------------------------------------------
 Government National Mortgage Assn., Interest-Only
 Stripped Mtg.-Backed Security, Trust 2002-15, Cl.
 SM, 21.261%, 2/16/32 7                              3,361,733          332,917
--------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC, Commercial
 Mtg. Pass-Through Certificates, Series PRU-HTG
 2000-C1, Cl. A2, 7.306%, 10/6/15                    2,380,000        2,786,746


                      13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp.,
 Collateralized Mtg. Obligations Pass-Through
 Certificates, Series 2003-AR7, Cl. A1,
 1.507%, 8/25/33 5                                $  2,165,751   $    2,167,817
                                                                 ---------------
 Total Mortgage-Backed Obligations
 (Cost $266,555,729)                                                267,479,736
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--4.0%
--------------------------------------------------------------------------------
 Bank One Auto Securitization Trust, Automobile
 Receivables, Series 2003-1, Cl. A2, 1.29%,
 8/21/06                                             3,070,000        3,072,661
--------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan
 Certificates, Series 2003-A, Cl. A2, 1.45%,
 11/25/05 8                                          3,155,033        3,159,875
--------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile
 Mtg.-Backed Nts., Series 2002-4, Cl. A2B, 1.74%,
 1/17/05 8                                             493,962          494,506
--------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust, Equipment Loan
 Pass-Through Certificates, Series 2003-A, Cl. A2,
 1.25%, 10/25/05                                     2,131,203        2,132,609
--------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan
 Asset-Backed Certificates:
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18 8              854,297          854,484
 Series 2003-C, Cl. AF1, 2.14%, 7/25/18              3,000,616        3,008,349
 Series 2004-A, Cl. AF1, 2.03%, 6/25/19              1,886,777        1,890,269
--------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed
 Certificates, Home Equity Mtg. Obligations:
 Series 2003-3, Cl. 1A1, 1.17%, 8/25/17 5            1,399,812        1,400,024
 Series 2003-4, Cl. 1A1, 1.21%, 9/25/17 5            3,200,086        3,200,882
--------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan
 Pass-Through Certificates:
 Series 2003-A, Cl. A2, 1.26%, 1/16/06 8             1,219,071        1,220,134
 Series 2003-B, Cl. A2, 1.287%, 3/15/06              1,670,000        1,671,438
--------------------------------------------------------------------------------
 Citibank Credit Card Issuance Trust, Credit Card
 Receivable Nts., Series 2002-A3, Cl. A3, 4.40%,
 5/15/07                                             2,230,000        2,308,876
--------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home
 Equity Collateralized Mtg. Obligations:
 Series 2002-1, Cl. AF1, 2.474%, 9/25/32               996,467          998,221
 Series 2003-2, Cl. AF1, 1.19%, 5/25/33 5,8          1,322,078        1,322,153
 Series 2003-3, Cl. AF1, 1.21%, 8/25/33 5,8          2,205,774        2,205,903
--------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan
 Pass-Through Certificates:
 Series 2002-B, Cl. A2, 2.20%, 4/6/05                  236,102          236,343
 Series 2003-A, Cl. A2, 1.52%, 12/8/05               5,200,000        5,210,917
 Series 2003-B, Cl. A2, 1.61%, 7/8/06                5,730,000        5,747,122
--------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan
 Pass-Through Certificates, Series 2002-D, Cl.
 A2A, 2.10%, 3/15/05                                 1,055,732        1,057,790
--------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle
 Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%, 4/16/07               1,711,419        1,716,473
 Series 2003-3, Cl. A1, 1.50%, 1/15/08               4,106,404        4,116,054


                      14 | OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile
 Receivables Obligations:
 Series 2002-4, Cl. A2, 1.66%, 6/15/05            $    832,698   $      833,884
 Series 2003-2, Cl. A2, 1.34%, 12/21/05              3,548,610        3,552,653
 Series 2003-3, Cl. A2, 1.52%, 4/21/06               5,780,000        5,793,047
 Series 2003-4, Cl. A2, 1.58%, 7/17/06               4,830,000        4,843,439
--------------------------------------------------------------------------------
 Household Automotive Trust, Automobile Loan
 Certificates:
 Series 2002-2, Cl. A2, 2.15%, 12/19/05                227,276          227,578
 Series 2003-2, Cl. A2, 1.56%, 12/18/06              2,520,000        2,526,438
--------------------------------------------------------------------------------
 M&I Auto Loan Trust, Automobile Loan Certificates:
 Series 2002-1, Cl. A3, 2.49%, 10/22/07              3,327,611        3,355,593
 Series 2003-1, Cl. A2, 1.60%, 7/20/06               4,000,000        4,011,341
--------------------------------------------------------------------------------
 MMCA Auto Lease Trust, Auto Retail Installment
 Contracts,
 Series 2002-A, Cl. A2, 1.264%, 5/16/05 5,9            380,650          380,913
--------------------------------------------------------------------------------
 National City Auto Receivables Trust, Automobile
 Receivables Obligations,
 Series 2004-A, Cl. A2, 1.50%, 2/15/07               1,390,000        1,389,131
--------------------------------------------------------------------------------
 Nissan Auto Lease Trust, Auto Lease Obligations,
 Series 2003-A, Cl. A2, 1.69%, 12/15/05              3,230,000        3,238,267
--------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Automobile
 Receivable Nts.:
 Series 2003-B, Cl. A2, 1.20%, 11/15/05              5,180,000        5,183,454
 Series 2004-A, Cl. A2, 1.40%, 7/17/06               2,560,000        2,560,000
--------------------------------------------------------------------------------
 Salomon Smith Barney Auto Loan Trust, Asset-Backed
 Auto Loan Obligations,
 Series 2002-1, Cl. A2, 1.83%, 9/15/05 8               977,948          979,662
--------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile
 Mtg.-Backed Obligations:
 Series 2002-B, Cl. A3, 3.76%, 6/15/06               1,182,396        1,196,795
 Series 2003-A, Cl. A2, 1.28%, 8/15/05               3,678,023        3,681,368
 Series 2003-B, Cl. A2, 1.43%, 2/15/06               3,950,000        3,954,450
--------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan
 Asset-Backed Nts.:
 Series 2002-1, Cl. A3, 2.41%, 10/16/06              1,855,567        1,868,367
 Series 2003-1, Cl. A2, 1.22%, 4/17/06               2,998,566        3,000,902
 Series 2004-1, Cl. A2, 1.43%, 9/15/06 6             6,130,000        6,128,084
--------------------------------------------------------------------------------
 Volkswagen Auto Lease Trust, Automobile Lease
 Asset-Backed Securities,
 Series 2002-A, Cl. A2, 1.77%, 2/20/05               1,038,032        1,039,328
--------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile
 Loan Receivables:
 Series 2003-1, Cl. A2, 1.11%, 12/20/05              2,175,000        2,175,396
 Series 2003-2, Cl. A2, 1.55%, 6/20/06               2,780,000        2,786,952
--------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan
 Receivables:
 Series 2002-1, Cl. A2, 1.88%, 6/15/05               2,674,645        2,680,654
 Series 2003-1, Cl. A2A, 1.40%, 4/15/06              5,500,000        5,508,235
                                                                 ---------------
 Total Asset-Backed Securities (Cost $119,747,544)                  119,921,014


                      15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--4.0%
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 4.50%, 1/15/13                                   $  2,740,000   $    2,785,637
 4.875%, 3/15/07-11/15/13                            7,835,000        8,333,263
 5.50%, 7/15/06                                     29,500,000       31,863,688
 6.25%, 7/15/32                                        550,000          620,483
 6.625%, 9/15/09                                    13,470,000       15,604,591
--------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                     13,900,000       14,668,211
 7.25%, 5/15/30                                      2,315,000        2,924,989
--------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 5.375%, 11/13/08                                      908,000          995,105
 7.125%, 5/1/30                                        989,000        1,243,443
 Series C, 4.75%, 8/1/13                               860,000          887,376
 Series C, 6%, 3/15/13                                 825,000          930,110
--------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 4.25%, 8/15/13-11/15/13                             6,369,000        6,527,238
 5.375%, 2/15/31                                     6,481,000        6,985,812
 6.125%, 11/15/27                                    4,639,000        5,412,409
 STRIPS, 2.99%, 2/15/10 10                           2,075,000        1,696,537
 STRIPS, 3.66%, 2/15/13 10                             643,000          444,317
 STRIPS, 4.96%, 2/15/16 10                           1,157,000          666,260
 STRIPS, 5.52%, 11/15/26 10                            627,000          189,916
--------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 1.875%, 1/31/06                                     2,002,000        2,012,871
 3%, 2/15/09                                         1,354,000        1,357,598
 3.25%, 8/15/07                                      1,396,000        1,438,535
 4%, 2/15/14                                         4,316,000        4,322,746
 5.75%, 8/15/10                                      2,023,000        2,305,037
 6.50%, 2/15/10                                      3,300,000        3,887,169
                                                                 ---------------
 Total U.S. Government Obligations (Cost $116,021,127)              118,103,341

--------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
 United Mexican States Nts., 7.50%, 1/14/12
 (Cost $1,242,523)                                   1,205,000        1,382,738
--------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--7.6%
--------------------------------------------------------------------------------
 Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06           990,000        1,090,420
--------------------------------------------------------------------------------
 Allied Waste North America, Inc.:
 5.75% Sr. Sec. Nts., 2/15/11 9                      5,000,000        4,875,000
 7.875% Sr. Unsec. Nts., Series B, 1/1/09              227,000          237,056
 8.50% Sr. Sub. Nts., 12/1/08                        2,500,000        2,800,000
 8.875% Sr. Nts., Series B, 4/1/08                   1,230,000        1,377,600
--------------------------------------------------------------------------------
 American Honda Finance Corp., 3.85% Nts., 11/6/08     725,000          740,064
--------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.50% Sr. Unsec.
 Nts., 5/1/07 12                                     2,040,000        2,319,001
--------------------------------------------------------------------------------
 AXA, 8.60% Unsec. Sub. Nts., 12/15/30               1,810,000        2,366,271
--------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07              2,500,000        2,700,000


                      16 | OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
 Bankers Trust Corp., 7.375% Unsec. Sub. Nts.,
 5/1/08                                           $    250,000   $      288,852
--------------------------------------------------------------------------------
 Beazer Homes USA, Inc.:
 8.375% Sr. Nts., 4/15/12                              800,000          892,000
 8.625% Sr. Unsec. Nts., 5/15/11                     1,285,000        1,432,775
--------------------------------------------------------------------------------
 Boeing Capital Corp., 7.375% Sr. Nts., 9/27/10 12   1,307,000        1,531,873
--------------------------------------------------------------------------------
 British Telecommunications plc, 7.875% Nts.,
 12/15/05                                            1,940,000        2,135,251
--------------------------------------------------------------------------------
 Cardinal Health, Inc., 4.45% Nts., 6/30/05          1,360,000        1,407,350
--------------------------------------------------------------------------------
 CenterPoint Energy, Inc.:
 5.875% Nts., 6/1/08                                 1,710,000        1,765,180
 8.125% Unsec. Nts., Series B, 7/15/05                 475,000          508,598
--------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter
 Communications Holdings Capital Corp.:
 0%/13.50% Sr. Sub. Disc. Nts., 1/15/11 11           3,250,000        2,356,250
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 11           5,000,000        4,162,500
 8.625% Sr. Unsec. Nts., 4/1/09                      8,500,000        7,118,750
--------------------------------------------------------------------------------
 Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts.,
 1/15/16                                             5,601,000        5,818,039
--------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts.,
 4/2/12                                              1,150,000        1,384,365
--------------------------------------------------------------------------------
 Citizens Communications Co., 9.25% Sr. Nts.,
 5/15/11                                               462,000          521,205
--------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec.
 Sub. Nts., 4/1/09                                     300,000          317,250
--------------------------------------------------------------------------------
 Conectiv, Inc., 5.30% Unsec. Unsub. Nts.,
 Series B, 6/1/05                                      372,000          386,740
--------------------------------------------------------------------------------
 Continental Airlines, Inc., 8% Sr. Nts., 12/15/05   3,000,000        2,925,000
--------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Debs.,
 7/15/18                                             3,000,000        3,315,000
--------------------------------------------------------------------------------
 CSX Corp., 6.25% Unsec. Nts., 10/15/08              1,460,000        1,625,444
--------------------------------------------------------------------------------
 D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts.,
 3/15/11                                             1,185,000        1,353,863
--------------------------------------------------------------------------------
 DaimlerChrysler North America Holding Corp.,
 4.75% Unsec. Nts., 1/15/08                          2,115,000        2,192,862
--------------------------------------------------------------------------------
 Delphi Corp., 6.55% Nts., 6/15/06                   1,275,000        1,375,688
--------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV, 8.50%
 Unsub. Nts., 6/15/10                                1,790,000        2,180,315
--------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr. Unsub. Nts.,
 6/15/10                                             1,300,000        1,572,076
--------------------------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts., 4/15/33            1,615,000        1,625,325
--------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub.
 Nts., Series B, 3/15/09                             9,000,000        9,427,500
--------------------------------------------------------------------------------
 EOP Operating LP:
 6.763% Sr. Unsec. Nts., 6/15/07                       275,000          307,478
 7.75% Unsec. Nts., 11/15/07                         1,240,000        1,438,947
--------------------------------------------------------------------------------
 FirstEnergy Corp., 5.50% Sr. Unsub. Nts.,
 Series A, 11/15/06                                  1,360,000        1,444,176
--------------------------------------------------------------------------------
 Ford Motor Co., 8.90% Unsec. Unsub. Debs.,
 1/15/32                                             1,045,000        1,203,245
--------------------------------------------------------------------------------
 France Telecom SA:
 9% Sr. Unsec. Nts., 3/1/11                            845,000        1,020,926
 9.75% Sr. Unsec. Nts., 3/1/31 5                       755,000        1,001,840
--------------------------------------------------------------------------------
 Franklin Resources, Inc., 3.70% Nts., 4/15/08       1,025,000        1,034,645
--------------------------------------------------------------------------------
 Gap, Inc. (The), 6.90% Nts., 9/15/07                1,255,000        1,393,050
--------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Unsec.
 Unsub. Nts., 8/28/12                                3,480,000        3,743,474


                      17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
 General Motors Corp., 8.375% Sr. Unsec. Debs.,
 7/15/33                                          $  1,411,000   $    1,603,648
--------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc. (The),
 2.375% Nts., 6/1/06                                   845,000          846,765
--------------------------------------------------------------------------------
 Health Net, Inc., 8.375% Sr. Unsec. Unsub. Nts.,
 4/15/11                                             1,215,000        1,482,157
--------------------------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12          4,235,000        4,561,345
--------------------------------------------------------------------------------
 Hutchison Whampoa International Ltd., 7.45% Sr.
 Bonds, 11/24/33 9                                   1,200,000        1,264,793
--------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts.,
 3/15/12                                             1,000,000        1,117,500
--------------------------------------------------------------------------------
 John Hancock Global Funding II, 7.90% Nts.,
 7/2/10 9                                            1,065,000        1,285,731
--------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub.
 Nts., 4/1/12                                        1,600,000        1,764,000
--------------------------------------------------------------------------------
 Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts.,
 9/1/12                                              1,450,000        1,627,287
--------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr.
 Sub. Nts., 2/15/09                                  4,990,000        5,093,942
--------------------------------------------------------------------------------
 Kroger Co. (The), 7.80% Sr. Nts., 8/15/07           2,230,000        2,571,464
--------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 10.50% Sr. Disc. Nts., 12/1/08                      5,000,000        4,337,500
 11% Sr. Unsec. Nts., 3/15/08                        5,000,000        4,487,500
--------------------------------------------------------------------------------
 Liberty Media Corp., 3.50% Nts., 9/25/06            1,420,000        1,436,797
--------------------------------------------------------------------------------
 Lucent Technologies, Inc., 6.45% Unsec. Debs.,
 3/15/29                                            32,500,000       26,731,250
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., 4.125% Nts., Series C,
 1/15/09                                             1,690,000        1,735,133
--------------------------------------------------------------------------------
 MidAmerican Energy Holdings Co., 5.875% Sr. Unsec.
 Nts., 10/1/12                                       2,300,000        2,470,354
--------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12                  1,370,000        1,563,736
--------------------------------------------------------------------------------
 Nationwide Financial Services, Inc., 5.90% Nts.,
 7/1/12                                              1,090,000        1,183,234
--------------------------------------------------------------------------------
 News America Holdings, Inc., 7.75% Sr. Unsec.
 Debs., 12/1/45                                        920,000        1,114,914
--------------------------------------------------------------------------------
 Niagara Mohawk Power Corp., 5.375% Sr. Unsec.
 Nts., 10/1/04                                         915,000          935,771
--------------------------------------------------------------------------------
 NiSource Finance Corp.:
 3.20% Nts., 11/1/06                                   440,000          450,442
 7.875% Sr. Unsec. Nts., 11/15/10                    1,820,000        2,201,319
--------------------------------------------------------------------------------
 Nortek, Inc., 9.125% Sr. Unsec. Nts., Series B,
 9/1/07 8                                            7,500,000        7,765,650
--------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11    1,000,000        1,172,756
--------------------------------------------------------------------------------
 Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27     920,000        1,122,400
--------------------------------------------------------------------------------
 PF Export Receivables Master Trust, 3.748% Sr.
 Nts., Series B, 6/1/13 9                            1,130,000        1,115,463
--------------------------------------------------------------------------------
 Progress Energy, Inc., 6.55% Sr. Unsec. Nts.,
 3/1/04                                              2,855,000        2,855,000
--------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C,
 12/18/23 9                                          2,235,000        2,844,138
--------------------------------------------------------------------------------
 Prudential Insurance Co. of America, 8.30% Nts.,
 7/1/25 9                                            2,330,000        2,928,230
--------------------------------------------------------------------------------
 PSEG Energy Holdings, 7.75% Unsec. Nts., 4/16/07    1,390,000        1,464,713
--------------------------------------------------------------------------------
 Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04           545,000          556,298
--------------------------------------------------------------------------------
 Rite Aid Corp.:
 6.875% Sr. Unsec. Debs., 8/15/13                    5,000,000        4,775,000
 7.125% Sr. Unsub. Nts., 1/15/07                     7,500,000        7,575,000
--------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 9.625% Sr.
 Sec. Nts., 5/1/11                                     429,000          525,525



                      18 | OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
 Safeway, Inc.:
 2.50% Nts., 11/1/05                              $  1,210,000   $    1,215,705
 3.80% Sr. Unsec. Nts., 8/15/05                        100,000          102,298
 4.80% Sr. Unsec. Nts., 7/16/07                      1,430,000        1,502,680
--------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc., 8% Sr. Unsec.
 Sub. Nts., 3/15/12                                  1,000,000        1,080,000
--------------------------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts., 3/15/32           1,150,000        1,431,522
--------------------------------------------------------------------------------
 TCI Communications, Inc., 9.80% Sr. Unsec. Debs.,
 2/1/12                                              3,550,000        4,699,376
--------------------------------------------------------------------------------
 TECO Energy, Inc., 10.50% Sr. Unsec. Nts.,
 12/1/07                                             1,280,000        1,489,600
--------------------------------------------------------------------------------
 Telefonos de Mexico SA, 8.25% Sr. Unsec. Nts.,
 1/26/06                                             1,200,000        1,327,500
--------------------------------------------------------------------------------
 Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11    1,000,000        1,125,000
--------------------------------------------------------------------------------
 Time Warner Cos., Inc., 9.125% Debs., 1/15/13       1,130,000        1,451,626
--------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP, 10.15% Sr.
 Nts., 5/1/12                                          501,000          677,982
--------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11            1,285,000        1,432,775
--------------------------------------------------------------------------------
 Tyco International Group SA:
 5.875% Unsec. Unsub. Nts., 11/1/04                    283,000          290,367
 6.75% Sr. Unsub. Nts., 2/15/11                      2,334,000        2,581,817
--------------------------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts.,
 6/15/07                                             1,720,000        1,862,148
--------------------------------------------------------------------------------
 Walt Disney Co. (The), 6.75% Sr. Unsec. Nts.,
 Series B, 3/30/06                                   1,255,000        1,363,861
--------------------------------------------------------------------------------
 Waste Management, Inc., 7% Sr. Nts., 7/15/28        1,050,000        1,166,834
--------------------------------------------------------------------------------
 Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts.,
 3/15/05                                             2,135,000        2,220,368
--------------------------------------------------------------------------------
 Wyeth, 6.125% Nts., 3/15/04 12                      1,465,000        1,467,375
                                                                 ---------------
 Total Non-Convertible Corporate Bonds and Notes
 (Cost $199,722,036)                                                225,768,833

--------------------------------------------------------------------------------
 CONVERTIBLE CORPORATE BONDS AND NOTES--22.8%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--10.1%
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.9%
 Brinker International, Inc., 2.43% Cv. Sr. Unsec.
 Debs., 10/10/21 10                                  5,000,000        3,606,250
--------------------------------------------------------------------------------
 Royal Carribean Cruises Ltd., 5.29% Cv. Sr.
 Unsec. Unsub. Liquid Yield Option Nts.,
 2/2/21 10                                          40,000,000       22,050,000
                                                                 ---------------
                                                                     25,656,250

--------------------------------------------------------------------------------
 MEDIA--9.0%
 Charter Communications, Inc., 5.75% Cv. Sr.
 Unsec. Nts., 10/15/05                              75,000,000       70,593,750
--------------------------------------------------------------------------------
 Liberty Media Corp.:
 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23          6,500,000        7,450,625
 3.25% Exchangeable Sr. Sec. Debs., 3/15/31
 (exchangeable for Viacom, Inc. Cl. B common
 stock) 9                                            7,500,000        7,190,625
 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
 (exchangeable for Viacom, Inc. Cl. B common
 stock or cash based on the value thereof)         100,000,000       95,875,000
 3.50% Exchangeable Sr. Unsec. Debs., 1/15/31
 (exchangeable for Motorola, Inc. common stock
 or cash based on the value of that stock)          10,000,000        9,425,000


                      19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 MEDIA Continued
 Liberty Media Corp.: Continued
 3.75% Exchangeable Sr. Unsec. Debs., 2/15/30
 (exchangeable for Sprint Corp. PCS, Series 1
 common stock or cash based on the value of that
 stock)                                           $  6,000,000   $    4,117,500
 4% Exchangeable Sr. Unsec. Debs., 11/15/29
 (exchangeable for Sprint Corp. PCS, Series 1
 common stock or cash based on the value of that
 stock)                                             46,500,000       34,119,375
--------------------------------------------------------------------------------
 Time Warner, Inc., 3.84% Cv. Nts., 12/6/19 10      62,500,000       39,765,625
                                                                 ---------------
                                                                    268,537,500

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.2%
 Gap, Inc., 5.75% Cv. Unsec. Nts., 3/15/09           4,000,000        5,615,000
--------------------------------------------------------------------------------
 CONSUMER STAPLES--0.2%
--------------------------------------------------------------------------------
 FOOD PRODUCTS--0.2%
 General Mills, Inc., 1.93% Cv. Sr. Unsec. Unsub.
 Debs., 10/28/22 10                                 10,000,000        7,087,500
--------------------------------------------------------------------------------
 FINANCIALS--0.9%
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--0.9%
 Providian Financial Corp., 6.18% Cv. Sr. Unsec.
 Unsub. Nts., 2/15/21 10                            55,000,000       27,087,500
--------------------------------------------------------------------------------
 HEALTH CARE--1.4%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.4%
 Curagen Corp., 6% Cv. Jr. Unsec. Sub. Debs.,
 2/2/07                                             15,000,000       15,018,750
--------------------------------------------------------------------------------
 Enzon Pharmaceuticals, Inc., 4.50% Cv. Unsec.
 Sub. Nts., 7/1/08                                  10,000,000        9,675,000
--------------------------------------------------------------------------------
 IDEC Pharmaceuticals Corp., 1.80% Cv. Sr. Unsec.
 Unsub. Liquid Yield Option Nts., 4/29/32 10        10,000,000        6,475,000
--------------------------------------------------------------------------------
 Intermune, Inc., 5.75% Cv. Unsec. Sub. Nts.,
 7/15/06                                            10,000,000       10,312,500
                                                                 ---------------
                                                                     41,481,250

--------------------------------------------------------------------------------
 INDUSTRIALS--4.1%
--------------------------------------------------------------------------------
 AIRLINES--0.4%
 Continental Airlines, Inc., 4.50% Cv. Sr. Unsec.
 Unsub. Nts., 2/1/07                                 4,750,000        4,239,375
--------------------------------------------------------------------------------
 Delta Air Lines, Inc.:
 8% Cv. Sr. Bonds, 6/3/23 9                          5,000,000        4,168,750
 8% Cv. Sr. Unsec. Nts., 6/3/23                      2,500,000        2,084,375
                                                                 ---------------
                                                                     10,492,500

--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.2%
 Shaw Group, Inc. (The), 2.87% Cv. Sr. Unsec.
 Liquid Yield Option Nts., 5/1/21 8,10              10,000,000        6,750,000
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.5%
 Tyco International Group SA:
 2.75% Cv. Sr. Unsec. Unsub. Debs., Series A,
 1/15/18 9                                          36,000,000       48,690,000
 2.75% Cv. Sr. Unsec. Unsub. Debs., 1/15/18         10,750,000       14,539,375
 3.125% Cv. Sr. Nts., Series B, 1/15/23 9           28,000,000       40,775,000
                                                                 ---------------
                                                                    104,004,375


                      20 | OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--2.9%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.9%
 Commscope, Inc., 4% Cv. Jr. Unsec. Sub. Nts.,
 12/15/06                                         $ 12,500,000   $   12,578,125
--------------------------------------------------------------------------------
 Nortel Networks Corp., 4.25% Cv. Sr. Unsec.
 Nts., 9/1/08                                       14,000,000       15,277,500
                                                                 ---------------
                                                                     27,855,625

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
 Solectron Corp., 4.30% Cv. Sr. Unsec. Unsub.
 Liquid Yield Option Nts., 11/20/20 8,10            35,000,000       20,562,500
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
 LSI Logic Corp., 4% Cv. Unsec. Sub. Nts.,
 11/1/06                                            37,500,000       37,406,250
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.6%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
 Level 3 Communications, Inc., 6% Cv. Unsec. Sub.
 Nts., 3/15/10                                       6,500,000        3,940,625
--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.5%
 Nextel Communications, Inc., 5.25% Cv. Sr. Nts.,
 1/15/10                                            15,000,000       15,187,500
--------------------------------------------------------------------------------
 UTILITIES--2.6%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.9%
 Calpine Corp., 4% Cv. Sr. Unsec. Nts.,
 12/26/06 9                                         26,500,000       26,566,250
--------------------------------------------------------------------------------
 GAS UTILITIES--1.7%
 El Paso Corp., 5.59% Cv. Debs., 2/28/21 10        105,000,000       49,087,500
                                                                 ---------------
 Total Convertible Corporate Bonds and Notes
 (Cost $577,589,513)                                                677,318,125

--------------------------------------------------------------------------------
 STRUCTURED NOTES--6.1%
--------------------------------------------------------------------------------
 Bank of America Corp., Linked Sr. Nts.,
 Series RTY, 7%, 3/3/04 (redemption linked to
 the Russell 2000 Index)                            10,000,000       11,028,846
--------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York
 Branch), 6% Equity Linked Nts., 12/23/04
 (redemption linked to Comcast Corp., Cl. A
 Special common stock)                                 829,200       24,202,275
--------------------------------------------------------------------------------
 Deutsche Bank AG, COUNTS Corp. Sec. Credit
 Linked Nts.,
 Series 2003-1, 2.89%, 1/7/05 5,8                    7,150,000        7,072,780
--------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The):
 Abbott Laboratories Cv. Medium Term
 Linked Nts., 5.50%, 7/29/04                           363,200       15,640,482
 Clear Channel Communications, Inc., Cv. Medium
 Term Linked Nts., 5.25%, 7/29/04                      366,400       15,826,282
 GlobalSantaFe Corp. Cv. Linked Nts., 4%, 4/5/04       682,460       20,189,214
 MedImmune, Inc. Cv. Medium Term Linked Nts.,
 4.875%, 2/4/05                                        475,000       11,219,975
--------------------------------------------------------------------------------
 JPMorgan Chase Bank, TRAC-X NA High Yield T1
 Credit Default Swap Bonds, 7.375%, 3/25/09 9       13,600,000       13,719,000


                      21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
 STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.:
 2.50% Cv. Yield Enhanced Equity Linked Debt
 Securities, 8/21/04 (linked to Liberty Media
 Corp.)                                           $  1,001,002   $   10,490,501
 4% Cv. Yield Enhanced Equity Linked Debt
 Securities, 8/21/04 (linked to AT&T Wireless
 Services, Inc.)                                     1,254,706       13,776,672
 6% Cv. Yield Enhanced Equity Linked Debt
 Securities, 12/23/04 (linked to EchoStar
 Communications Corp. Cl. A common stock)              326,297       10,901,579
--------------------------------------------------------------------------------
 Morgan Stanley:
 5.50% Cv. Performance Equity Linked Redemption
 Quarterly-pay Securities, 11/26/04 (linked to
 Echostar Communications Corp.) 9                      306,505       10,795,106
 5.75% Cv. Performance Equity Linked Redemption
 Quarterly-pay Securities, 11/15/04 (linked to
 Echostar Communications Corp.) 9                      263,395        9,724,543
--------------------------------------------------------------------------------
 UBS AG, High Grade Credit Linked Nts., 2.814%,
 12/10/04 5,8                                        7,150,000        7,221,500
                                                                 ---------------
 Total Structured Notes (Cost $167,381,628)                         181,808,755


                                    DATE     STRIKE  CONTRACTS
--------------------------------------------------------------------------------
 OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
 AT&T Wireless Services, Inc.
 Call 1 (Cost $532,500)          1/24/05     $12.50      2,500          525,000


                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--6.6%
--------------------------------------------------------------------------------
 Undivided interest of 67.79% in joint
 repurchase agreement (Principal Amount/
 Market Value $286,688,000) with PaineWebber,
 Inc., 1.01%, dated 2/27/04, to be repurchased
 at $194,370,358 on 3/1/04, collateralized by
 Federal National Mortgage Assn., 4.50%, 10/1/33,
 with a value of $293,111,217
 (Cost $194,354,000)                              $194,354,000      194,354,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,608,578,610)       106.5%   3,163,749,650
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                    (6.5)    (191,783,502)
                                                         -----------------------
 NET ASSETS                                              100.0%  $2,971,966,148
                                                         =======================


                      22 | OPPENHEIMER CAPITAL INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.Non-income producing security.
2.A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:


                                   CONTRACTS     EXPIRATION     EXERCISE        PREMIUM    MARKET VALUE
 CALLS                        SUBJECT TO CALL         DATES        PRICE       RECEIVED      SEE NOTE 1
-------------------------------------------------------------------------------------------------------
AT&T Corp.                                450       3/22/04     $  20.00     $   22,049      $   22,500
Altria Group, Inc.                        250       3/22/04        55.00         39,248          68,750
BP plc, ADR                               250       3/22/04        50.00         11,624          12,500
BP plc, ADR                               500       4/19/04        55.00         16,999              --
ChevronTexaco Corp.                         1       3/22/04        80.00            517             830
Citigroup, Inc.                           300       3/22/04        50.00         23,699          28,500
Citigroup, Inc.                           275       3/22/04        47.50         62,422          79,750
Du Pont (E.I.) de Nemours & Co.           500       3/22/04        45.00         63,497          37,500
EchoStar Communications Corp.             900       3/22/04        35.00        337,034         184,500
EchoStar Communications Corp.           1,250       3/22/04        40.00         57,022          25,000
EchoStar Communications Corp.             200       3/22/04        37.50         41,898          17,000
Everest Re Group Ltd.                     500       3/22/04        95.00         15,179              --
FleetBoston Financial Corp.             2,000       3/22/04        45.00        117,994         100,000
General Mills, Inc.                       500       3/22/04        45.00         41,998          60,000
Lockheed Martin Corp.                     250       3/22/04        50.00         12,249           2,500
Raytheon Co.                              250       3/22/04        30.00         57,997          23,750
Raytheon Co.                              250       4/19/04        32.50          7,250           6,250
SBC Communications, Inc.                1,250       3/22/04        25.00         36,248          12,500
Smurfit-Stone Container Corp.             550       3/22/04        17.50         20,949          66,000
Tyco International Ltd.                11,996       4/19/04        25.00      3,605,025       4,438,520
Tyco International Ltd.                 1,700       4/19/04        22.50        909,857       1,037,000
Verizon Communications, Inc.            1,000       3/22/04        40.00         22,999          20,000
Washington Mutual, Inc.                 1,000       3/22/04        45.00        101,998          80,000
Washington Mutual, Inc.                   500       3/22/04        47.50         33,248          10,000
Wyeth                                     450       4/19/04        40.00        223,639          67,500
                                                                             --------------------------
                                                                              5,882,639       6,400,850
                                                                             --------------------------


                                   CONTRACTS     EXPIRATION     EXERCISE        PREMIUM    MARKET VALUE
 PUTS                         SUBJECT TO PUT          DATES        PRICE       RECEIVED      SEE NOTE 1
-------------------------------------------------------------------------------------------------------
 CarMax, Inc.                           2,750       3/22/04       $30.00        194,741          41,250
 CarMax, Inc.                           4,750       4/19/04        30.00        366,730         190,000
 Citigroup, Inc.                        1,000       3/22/04        50.00        181,991          80,000
 Citigroup, Inc.                        2,500       3/22/04        47.50        219,740          50,000
 Comcast Corp., Cl. A Special,
 Non-Vtg.                               1,250       3/22/04        30.00         54,997         193,750
 ConocoPhillips                         1,245       3/22/04        65.00        158,107           6,225
 FleetBoston Financial Corp.            2,000       3/22/04        42.50        147,993          10,000
 FleetBoston Financial Corp.            1,000       4/19/04        45.00        121,994         125,000
 FleetBoston Financial Corp.            3,000       4/19/04        42.50        440,980          90,000
 Gap, Inc. (The)                        1,000       3/22/04        20.00         81,496          20,000
 Gap, Inc. (The)                        2,000       3/22/04        17.50         55,997          10,000
 General Mills, Inc.                    1,000       3/22/04        45.00        106,995          30,000
 Hewlett-Packard Co.                    6,500       3/22/04        22.50        325,984         260,000
 Kinder Morgan, Inc.                    2,500       3/22/04        60.00        282,536          87,500
 Kohl's Corp.                           1,000       3/22/04        45.00        316,985           5,000
 Lockheed Martin Corp.                  1,000       3/22/04        45.00         48,998          75,000


                      23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                   CONTRACTS     EXPIRATION     EXERCISE        PREMIUM    MARKET VALUE
 PUTS                         SUBJECT TO PUT          DATES        PRICE       RECEIVED      SEE NOTE 1
-------------------------------------------------------------------------------------------------------
 Lockheed Martin Corp.                  1,500       3/22/04       $50.00    $   282,987      $  555,000
 Lyondell Chemical Co.                    999       4/19/04        17.50         68,928          64,935
 MedImmune, Inc.                        2,000       3/22/04        20.00        132,994          10,000
 MedImmune, Inc.                        2,250       3/22/04        22.50        130,614          56,250
 MedImmune, Inc.                        1,750       6/21/04        22.50        430,981         166,250
 Microsoft Corp.                        2,500       3/22/04        27.50        242,488         275,000
 Morgan Stanley                         1,000       3/22/04        55.00        106,995          35,000
 Pfizer, Inc.                           1,000       3/22/04        32.50         38,998           5,000
 Tenet Healthcare Corp.                 1,000       4/19/04        10.00         18,999          20,000
 U.S. Bancorp                           1,000       3/22/04        27.50         68,997          20,000
 Wyeth                                  3,250       3/22/04        40.00        455,479         390,000
 XL Capital Ltd., Cl. A                 3,000       3/22/04        75.00        506,623         195,000
-------------------------------------------------------------------------------------------------------
                                                                              5,591,347       3,066,160
                                                                            ---------------------------
                                                                            $11,473,986      $9,467,010
                                                                            ===========================


3.Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of February 29, 2004 amounts to $146,778,129. Transactions during the period in which the issuer was an affiliate are as follows:


                            SHARES/                                 SHARES/
                          PRINCIPAL                               PRINCIPAL                         DIVIDEND/       REALIZED
                           AUG. 31,        GROSS         GROSS     FEB. 29,          UNREALIZED      INTEREST           GAIN
                               2003    ADDITIONS    REDUCTIONS         2004        APPRECIATION        INCOME         (LOSS)
----------------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 CSK Auto Corp.           6,270,000       42,750        63,500    6,249,250         $60,527,982    $       --    $ (645,509)
 Enbridge Energy
 Management LLC             534,518       20,881*           --      555,399           7,545,598       496,626            --



 BONDS AND NOTES
 CSK Auto, Inc.,
 12% Sr. Unsec.
 Nts., 6/15/06          $10,000,000           --    10,000,000          $--                  --       800,000     1,354,633

                                                                                    ----------------------------------------
                                                                                    $68,073,580    $1,296,626    $  709,124
                                                                                    ========================================

  *A portion of the transactions (10,641) was the result of a stock dividend.

4.Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
5.Represents the current interest rate for a variable or increasing rate security.
6.When-issued security to be delivered and settled after February 29, 2004. See
Note 1 of Notes to Financial Statements.


                      24 | OPPENHEIMER CAPITAL INCOME FUND

7.Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $5,907,473 or 0.20% of the Fund's net assets as of February 29, 2004.
8.Identifies issues considered to be illiquid. See Note 9 of Notes to Financial Statements.
9.Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $176,323,542 or 5.93% of the Fund's net assets as of February 29, 2004.
10.Zero coupon bond reflects effective yield on the date of purchase.
11.Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
12.Securities with an aggregate market value of $4,000,370 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------


 FEBRUARY 29, 2004
--------------------------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------------------------
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $2,529,874,061)                                                $3,016,971,521
 Affiliated companies (cost $78,704,549)                                                        146,778,129
                                                                                             -----------------
                                                                                              3,163,749,650
--------------------------------------------------------------------------------------------------------------
 Cash used for collateral on written puts                                                           537,549
--------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $57,491,331 sold on a when-issued basis)                            84,972,473
 Interest, dividends and principal paydowns                                                      14,979,724
 Shares of beneficial interest sold                                                               2,884,865
 Futures margins                                                                                    167,028
 Swap contracts                                                                                     165,439
 Other                                                                                               83,834
                                                                                             -----------------
 Total assets                                                                                 3,267,540,562

--------------------------------------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------------------------------------
 Bank overdraft                                                                                   1,547,622
--------------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $11,473,986)--see accompanying statement            9,467,010
--------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $252,280,097 purchased on a when-issued basis)                279,813,953
 Shares of beneficial interest redeemed                                                           2,943,460
 Distribution and service plan fees                                                               1,143,713
 Transfer and shareholder servicing agent fees                                                      296,973
 Shareholder communications                                                                         282,412
 Trustees' compensation                                                                              24,629
 Other                                                                                               54,642
                                                                                             -----------------
 Total liabilities                                                                              295,574,414

--------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                  $2,971,966,148
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                  $      239,125
--------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                   2,408,964,117
--------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                               26,208,511
--------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                 (22,016,071)
--------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                     558,570,466
                                                                                             --------------
 NET ASSETS                                                                                  $2,971,966,148
                                                                                             ==============

                      26 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $2,453,809,027 and 197,063,029 shares of
 beneficial interest outstanding)                                        $12.45
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                                $13.21
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $375,333,684 and 30,458,542
 shares of beneficial interest outstanding)                              $12.32
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $129,091,431 and 10,495,150
 shares of beneficial interest outstanding)                              $12.30
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $13,732,006 and 1,108,639
 shares of beneficial interest outstanding)                              $12.39


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


           27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------


 FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------------------------------
 Interest:
 Unaffiliated companies                                                         $  44,311,938
 Affiliated companies                                                                 800,000
------------------------------------------------------------------------------------------------
 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $38,667)              23,491,524
 Affiliated companies                                                                 496,626
                                                                                ----------------
 Total investment income                                                           69,100,088

------------------------------------------------------------------------------------------------
 EXPENSES
------------------------------------------------------------------------------------------------
 Management fees                                                                    7,304,586
------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                            2,677,126
 Class B                                                                            1,790,355
 Class C                                                                              562,585
 Class N                                                                               27,689
------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                            1,335,738
 Class B                                                                              369,186
 Class C                                                                               95,753
 Class N                                                                               12,981
------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                               94,860
 Class B                                                                               21,925
 Class C                                                                                5,081
 Class N                                                                                  493
------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                28,826
------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                           27,962
------------------------------------------------------------------------------------------------
 Other                                                                                 92,733
                                                                                ----------------
 Total expenses                                                                    14,447,879
 Less reduction to custodian expenses                                                  (8,320)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A      (42,758)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B       (9,440)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C       (1,766)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N         (151)
                                                                                ----------------
 Net expenses                                                                      14,385,444

------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                             54,714,644

                      28 | OPPENHEIMER CAPITAL INCOME FUND


---------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies (including premiums on options exercised)                 $ 89,027,126
   Affiliated companies                                                                  709,124
 Closing of futures contracts                                                         (1,706,231)
 Closing and expiration of option contracts written                                    9,456,019
 Foreign currency transactions                                                              (517)
                                                                                    ------------
 Net realized gain                                                                    97,485,521
---------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                         206,903,868
 Futures contracts                                                                     1,684,024
                                                                                    ------------
 Net change in unrealized appreciation                                               208,587,892

---------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $360,788,057
                                                                                    ============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                  SIX MONTHS                 YEAR
                                                                                       ENDED                ENDED
                                                                           FEBRUARY 29, 2004           AUGUST 31,
                                                                                 (UNAUDITED)                 2003
--------------------------------------------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------------------------------------------
 Net investment income                                                        $   54,714,644       $  120,703,591
--------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                         97,485,521          (27,505,993)
--------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                           208,587,892          327,739,226
                                                                              --------------------------------------
 Net increase in net assets resulting from operations                            360,788,057          420,936,824

--------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                         (60,740,907)         (81,815,372)
 Class B                                                                          (8,041,819)         (11,054,004)
 Class C                                                                          (2,546,595)          (2,657,642)
 Class N                                                                            (271,229)            (214,705)

--------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                          84,325,847          (14,008,667)
 Class B                                                                          (5,177,552)         (26,837,289)
 Class C                                                                          23,679,579           10,405,145
 Class N                                                                           3,570,426            3,937,349

--------------------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------------------
 Total increase                                                                  395,585,807          298,691,639
--------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                           2,576,380,341        2,277,688,702
                                                                              --------------------------------------
 End of period (including accumulated net investment income
 of $26,208,511 and $43,094,417, respectively)                                $2,971,966,148       $2,576,380,341
                                                                              ======================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      30 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                       ENDED
                                           FEBRUARY 29, 2004
 CLASS A                                         (UNAUDITED)              2003            2002            2001
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $11.22            $ 9.76         $ 12.72          $12.88
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .24               .54             .51             .42
 Net realized and unrealized gain (loss)                1.31              1.35           (2.66)            .41
                                                      --------------------------------------------------------------
 Total from investment operations                       1.55              1.89           (2.15)            .83
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.32)             (.43)           (.48)           (.48)
 Distributions from net realized gain                     --                --            (.33)           (.51)
                                                      --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.32)             (.43)           (.81)           (.99)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $12.45            $11.22         $  9.76          $12.72
                                                      ==============================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    14.00%            20.10%         (17.75)%          6.84%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $2,453,809        $2,130,486      $1,873,458      $2,458,272
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $2,300,893        $1,900,896      $2,224,911      $2,432,151
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:2
 Net investment income                                  4.08%             5.41%           4.48%           3.21%
 Total expenses                                         0.90% 3,4         0.93% 3         0.98% 3         0.91% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  79%              141%            148%             74%

                                                                          YEAR
                                                                         ENDED
                                                                    AUGUST 31,
 CLASS A                                                2000              1999
-----------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------
 Net asset value, beginning of period                 $13.63            $13.75
-----------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .49               .51
 Net realized and unrealized gain (loss)                 .32              1.03
                                                      -----------------------------
 Total from investment operations                        .81              1.54
-----------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.49)             (.49)
 Distributions from net realized gain                  (1.07)            (1.17)
                                                      -----------------------------
 Total dividends and/or distributions
 to shareholders                                       (1.56)            (1.66)
-----------------------------------------------------------------------------------
 Net asset value, end of period                       $12.88            $13.63
                                                      =============================

-----------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     7.24%            11.03%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $2,395,444        $2,926,923
-----------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,502,535        $3,156,294
-----------------------------------------------------------------------------------
 Ratios to average net assets:2
 Net investment income                                  3.78%             3.51%
 Total expenses                                         0.93% 3           0.89% 3
-----------------------------------------------------------------------------------
 Portfolio turnover rate                                  37%               40%

1.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2.Annualized for periods of less than one full year.
3.Reduction to custodian expenses less than 0.01%.
4.Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      31 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------


                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                       FEBRUARY 29, 2004                                                              AUGUST 31,
 CLASS B                                      UNAUDITED)            2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $11.10          $ 9.67       $ 12.60        $12.76        $13.51        $13.63
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .19             .45           .41           .32           .38           .39
 Net realized and unrealized gain (loss)             1.29            1.33         (2.62)          .41           .32          1.03
                                                   ---------------------------------------------------------------------------------
 Total from investment operations                    1.48            1.78         (2.21)          .73           .70          1.42
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.26)           (.35)         (.39)         (.38)         (.38)         (.37)
 Distributions from net realized gain                  --              --          (.33)         (.51)        (1.07)        (1.17)
                                                   ---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.26)           (.35)         (.72)         (.89)        (1.45)        (1.54)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $12.32          $11.10       $  9.67        $12.60        $12.76        $13.51
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                 13.54%          18.94%       (18.31)%        6.05%         6.34%        10.22%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $375,334        $343,074      $327,368      $477,223      $472,222      $720,721
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $359,621        $312,457      $410,652      $469,690      $546,390      $749,020
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                               3.24%           4.55%         3.67%         2.44%         3.01%         2.71%
 Total expenses                                      1.76% 3,4       1.81% 3       1.76% 3       1.68% 3       1.70% 3       1.69% 3
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               79%            141%          148%           74%           37%           40%

1.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2.Annualized for periods of less than one full year.
3.Reduction to custodian expenses less than 0.01%.
4.Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      32 | OPPENHEIMER CAPITAL INCOME FUND


                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                         FEBRUARY 29, 2004                                                             AUGUST 31,
 CLASS C                                        UNAUDITED)            2003         2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $11.09          $ 9.66      $ 12.59        $12.76        $13.50        $13.63
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .18             .45          .42           .32           .38           .39
 Net realized and unrealized gain (loss)              1.30            1.34        (2.62)          .40           .32          1.02
                                                    --------------------------------------------------------------------------------
 Total from investment operations                     1.48            1.79        (2.20)          .72           .70          1.41
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.27)           (.36)        (.40)         (.38)         (.37)         (.38)
 Distributions from net realized gain                   --              --         (.33)         (.51)        (1.07)        (1.16)
                                                    --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.27)           (.36)        (.73)         (.89)        (1.44)        (1.54)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $12.30          $11.09      $  9.66        $12.59        $12.76        $13.50
                                                    ===============================================================================-

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                  13.52%          19.05%      (18.30)%        6.00%         6.40%        10.15%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $129,091         $93,797      $72,792       $89,547       $73,346      $119,284
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $113,148         $75,459      $84,049       $80,390       $84,898      $119,594
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                3.26%           4.55%        3.74%         2.44%         3.01%         2.70%
 Total expenses                                       1.72% 3,4       1.78% 3      1.76% 3       1.68% 3       1.70% 3       1.69% 3
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                79%            141%         148%           74%           37%           40%

1.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2.Annualized for periods of less than one full year.
3.Reduction to custodian expenses less than 0.01%.
4.Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          33 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                                          SIX MONTHS                                    YEAR
                                                               ENDED                                   ENDED
                                                   FEBRUARY 29, 2004                              AUGUST 31,
CLASS N                                                  (UNAUDITED)          2003          2002      2001 1
-----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                         $11.16         $9.73        $12.69      $12.96
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .20           .46           .50         .28
 Net realized and unrealized gain (loss)                        1.33          1.37         (2.66)       (.30)
                                                              ---------------------------------------------------
 Total from investment operations                               1.53          1.83         (2.16)       (.02)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.30)         (.40)         (.47)       (.25)
 Distributions from net realized gain                             --            --          (.33)         --
                                                              ---------------------------------------------------
 Total dividends and/or distributions to shareholders           (.30)         (.40)         (.80)       (.25)
-----------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                               $12.39        $11.16        $ 9.73      $12.69
                                                              ===================================================

-----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                            13.87%        19.45%       (17.89)%     (0.18)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $13,732        $9,023        $4,071        $648
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $11,145        $5,968        $2,839        $214
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                          3.68%         4.92%         4.74%       2.94%
 Total expenses                                                 1.28% 4,5     1.35% 4       1.25% 4     1.17% 4
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          79%          141%          148%         74%

1.For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3.Annualized for periods of less than one full year.
4.Reduction to custodian expenses less than 0.01%.
5.Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      34 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Capital Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The


                      35 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 Fund records a realized gain or loss when a structured note is sold or matures. As of February 29, 2004, the market value of these securities comprised 6.1% of the Fund's net assets, and resulted in unrealized gains of $14,427,127.
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of February 29, 2004, the Fund had entered into net when issued commitments of $194,788,766.
    In connection with its ability to purchase securities on a when issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as fee income or realized gain (loss) on investments.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more


                      36 | OPPENHEIMER CAPITAL INCOME FUND
 repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of February 29, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $8,337,755 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Fund used $97,485,521 and $0, respectively, of carryforward to offset capital gains realized.

 As of August 31, 2003, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              EXPIRING
                              ----------------------------------

                              2011                  $105,823,276

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                      37 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                       SIX MONTHS ENDED FEBRUARY 29, 2004    YEAR ENDED AUGUST 31, 2003
                                 SHARES            AMOUNT        SHARES          AMOUNT
------------------------------------------------------------------------------------------
 CLASS A
 Sold                        13,765,489     $ 163,880,714    23,888,388   $ 242,116,329
 Dividends and/or
 distributions reinvested     4,803,487        55,987,384     7,646,622      75,313,569
 Redeemed                   (11,415,934)     (135,542,251)  (33,503,854)   (331,438,565)
                            --------------------------------------------------------------
 Net increase (decrease)      7,153,042     $  84,325,847    (1,968,844)  $ (14,008,667)
                            ==============================================================

------------------------------------------------------------------------------------------
 CLASS B
 Sold                         4,173,803     $  49,194,263     7,062,687   $  71,550,088
 Dividends and/or
 distributions reinvested       655,336         7,581,255     1,076,863      10,485,911
 Redeemed                    (5,273,158)      (61,953,070)  (11,099,686)   (108,873,288)
                            --------------------------------------------------------------
 Net decrease                  (444,019)    $  (5,177,552)   (2,960,136)  $ (26,837,289)
                            ==============================================================

------------------------------------------------------------------------------------------
 CLASS C
 Sold                         2,582,601     $  30,164,546     2,646,850   $  27,258,931
 Dividends and/or
 distributions reinvested       200,920         2,322,674       249,803       2,435,681
 Redeemed                      (749,774)       (8,807,641)   (1,972,656)    (19,289,467)
                            --------------------------------------------------------------
 Net increase                 2,033,747     $  23,679,579       923,997   $  10,405,145
                            ==============================================================


                      38 | OPPENHEIMER CAPITAL INCOME FUND


                       SIX MONTHS ENDED FEBRUARY 29, 2004    YEAR ENDED AUGUST 31, 2003
                                 SHARES            AMOUNT        SHARES          AMOUNT
------------------------------------------------------------------------------------------
 CLASS N
 Sold                           338,813      $  4,034,587       531,993    $  5,367,224
 Dividends and/or
 distributions reinvested        22,941           266,744        21,477         213,022
 Redeemed                       (61,500)         (730,905)     (163,690)     (1,642,897)
                            --------------------------------------------------------------
 Net increase                   300,254      $  3,570,426       389,780    $  3,937,349
                            ==============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $2,182,697,319 and $2,108,624,592, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $1,790,113 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                      39 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $10,073,758, $2,811,560 and $235,809, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                          CLASS A          CLASS B           CLASS C         CLASS N
                          CLASS A      CONTINGENT       CONTINGENT        CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED         DEFERRED          DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES    SALES CHARGES     SALES CHARGES   SALES CHARGES
 SIX MONTHS           RETAINED BY     RETAINED BY      RETAINED BY       RETAINED BY     RETAINED BY
 ENDED                DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
 February 29, 2004       $502,603          $3,762         $279,745            $6,417          $1,514

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                      40 | OPPENHEIMER CAPITAL INCOME FUND

    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of February 29, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                      41 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS Continued
 As of February 29, 2004, the Fund had outstanding futures contracts as follows:


                                                                                   UNREALIZED
                                  EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
 CONTRACT DESCRIPTION                  DATES   CONTRACTS   FEBRUARY 29, 2004   (DEPRECIATION)
------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds                     6/21/04     100,000        $ 11,243,750       $   42,187
 U.S. Treasury Nts., 10 yr.          3/22/04     100,000          36,804,625        1,282,179
 U.S. Treasury Nts., 10 yr.          6/21/04     100,000          16,284,125           12,714
                                                                                   -------------
                                                                                    1,337,080
                                                                                   -------------

 CONTRACTS TO SELL
 U.S. Treasury Nts., 2 yr.           6/30/04     200,000         (90,746,719)         (65,180)
 U.S. Treasury Nts., 5 yr.           6/21/04     100,000         (12,364,688)         (44,889)
                                                                                   -------------
                                                                                     (110,069)
                                                                                   -------------
                                                                                   $1,227,011
                                                                                   =============

--------------------------------------------------------------------------------
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                      42 | OPPENHEIMER CAPITAL INCOME FUND

Written option activity for the six months ended February 29, 2004 was as follows:


                                        CALL OPTIONS                   PUT OPTIONS

------------------------------------------------------------------------------------------
                             NUMBER OF       AMOUNT OF      NUMBER OF        AMOUNT OF
                             CONTRACTS        PREMIUMS      CONTRACTS         PREMIUMS
------------------------------------------------------------------------------------------
 Options outstanding as of
 August 31, 2003                35,837    $  4,562,196         55,856     $ 10,030,182
 Options written               179,229      25,285,383        194,913       22,964,095
 Options closed or expired    (146,330)    (14,809,860)      (178,944)     (24,581,907)
 Options exercised             (41,664)     (9,155,080)       (16,081)      (2,821,023)
                              ------------------------------------------------------------
 Options outstanding as of
 February 29, 2004              27,072    $  5,882,639         55,744     $  5,591,347
                              ============================================================

--------------------------------------------------------------------------------
 8. TOTAL RETURN SWAP CONTRACTS
 The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of February 29, 2004, the Fund had entered into the following total return swap agreements:


                                     PAID BY       RECEIVED BY
                                 THE FUND AT       THE FUND AT
 SWAP               NOTIONAL    FEBRUARY 29,      FEBRUARY 29,   TERMINATION     UNREALIZED
 COUNTERPARTY         AMOUNT            2004              2004          DATE   APPRECIATION
----------------------------------------------------------------------------------------------
                                                     Value of
                                   One-Month   total return of
                               LIBOR less 50   Lehman Brothers
 Deutsche Bank   $19,613,774    basis points        CMBS Index       6/30/04       $165,439

--------------------------------------------------------------------------------
 9. ILLIQUID SECURITIES
 As of February 29, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 29, 2004 was $59,609,147, which represents 2.01% of the Fund's net assets.


                      43 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 10. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.

--------------------------------------------------------------------------------
 PORTFOLIO PROXY VOTING
 POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                      44 | OPPENHEIMER CAPITAL INCOME FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way,

Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustee includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)